Related parties - Additional information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Outstanding balances with related parties	R$ 0
Bad debt expenses related parties	0	R$ 0	R$ 0
Wages and salary costs	90,968	152	134
Current asset	381,953	16,034
Current liability	151,728	4,422
Equifax, Inc [member]
Disclosure of transactions between related parties [line items]
Wages and salary costs	169	19	10
Interest expense	3,455	R$ 877	R$ 0
Acordo Certo Ltda [member]
Disclosure of transactions between related parties [line items]
Current asset	1,776
Current liability	0
Associação Comercial De São Paulo [member]
Disclosure of transactions between related parties [line items]
Revenue	R$ 1,411